INVESTMENTS - Homeinns (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥) shares	Jun. 30, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)
Value booked under equity method
Share of cumulative loss	$ (31,232,468)	¥ (207,567,857)	¥ (11,087,757)
Homeinns
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)		15.00%
Number of shares held | shares		14,400,765
Investment cost
Balance at beginning of value		¥ 585,226,707	¥ 568,679,251	¥ 568,679,251
Foreign currency translation				16,547,456
Total investment cost		585,226,707		585,226,707
Value booked under equity method
Share of cumulative loss		399,287,845		403,234,118
Amortization of outside difference, net of tax		(28,631,202)		(26,687,447)
Total booked value under equity method		370,656,643		376,546,671
Net book value		955,883,350		¥ 961,773,378
Gain/(loss) on equity dilution		¥ 12,000,000